Schedule of Investments(a)
November 30, 2020
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes–49.26%
Advertising–0.56%
Omnicom Group, Inc./Omnicom Capital, Inc., 3.65%, 11/01/2024	$200,000	$220,838
WPP Finance 2010 (United Kingdom), 3.75%, 09/19/2024	840,000	925,455
		1,146,293
Aerospace & Defense–1.10%
Boeing Co. (The), 3.10%, 05/01/2026	725,000	755,552
Hexcel Corp., 3.95%, 02/15/2027	370,000	394,203
Raytheon Technologies Corp., 3.50%, 03/15/2027(b)	560,000	637,247
Rockwell Collins, Inc., 3.20%, 03/15/2024	441,000	466,274
		2,253,276
Agricultural & Farm Machinery–0.54%
CNH Industrial N.V. (United Kingdom), 4.50%, 08/15/2023	400,000	435,847
Deere & Co., 5.38%, 10/16/2029	500,000	664,595
		1,100,442
Agricultural Products–0.30%
Bunge Ltd. Finance Corp., 3.25%, 08/15/2026	553,000	607,372
Air Freight & Logistics–0.80%
FedEx Corp.,
4.75%, 11/15/2045	600,000	782,380
4.55%, 04/01/2046	668,000	859,613
		1,641,993
Airlines–0.62%
Delta Air Lines Pass-Through Trust, Series 2007-1, Class A, 6.82%, 08/10/2022	43,615	44,590
Delta Air Lines, Inc.,
3.63%, 03/15/2022	56,000	56,773
3.80%, 04/19/2023	17,000	17,224
2.90%, 10/28/2024	69,000	65,985
3.75%, 10/28/2029	38,000	35,573
Southwest Airlines Co., 3.00%, 11/15/2026	500,000	519,894
Spirit Airlines Pass-Through Trust, Series 2015-1A, 4.10%, 10/01/2029	101,257	93,675
United Airlines Pass-Through Trust, Series 2019-1, Class AA, 4.15%, 08/25/2031	431,122	430,620
		1,264,334
Apparel Retail–0.77%
TJX Cos., Inc. (The), 3.88%, 04/15/2030	1,312,000	1,573,160
Asset Management & Custody Banks–0.33%
Affiliated Managers Group, Inc., 4.25%, 02/15/2024	106,000	116,742
	Principal Amount	Value
Asset Management & Custody Banks–(continued)
Ameriprise Financial, Inc., 4.00%, 10/15/2023	$241,000	$265,743
FS KKR Capital Corp., 4.13%, 02/01/2025	119,000	121,901
Main Street Capital Corp., 5.20%, 05/01/2024	150,000	159,955
		664,341
Automobile Manufacturers–1.59%
American Honda Finance Corp., 3.50%, 02/15/2028	1,375,000	1,580,254
Ford Motor Co., 4.75%, 01/15/2043	100,000	98,543
Ford Motor Credit Co. LLC, 3.09%, 01/09/2023	385,000	387,166
General Motors Co.,
6.60%, 04/01/2036	100,000	135,069
5.15%, 04/01/2038	49,000	58,392
6.25%, 10/02/2043	403,000	545,018
6.75%, 04/01/2046	259,000	369,618
5.95%, 04/01/2049	44,000	59,550
		3,233,610
Biotechnology–0.43%
AbbVie, Inc., 2.95%, 11/21/2026	117,000	129,478
Amgen, Inc.,
3.63%, 05/22/2024	425,000	465,132
2.20%, 02/21/2027	17,000	18,053
Gilead Sciences, Inc., 3.70%, 04/01/2024	250,000	272,886
		885,549
Brewers–0.40%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 8.20%, 01/15/2039	262,000	451,870
Molson Coors Beverage Co.,
5.00%, 05/01/2042	165,000	208,701
4.20%, 07/15/2046	140,000	161,834
		822,405
Broadcasting–0.39%
Discovery Communications LLC, 4.13%, 05/15/2029	289,000	338,921
ViacomCBS, Inc., 4.75%, 05/15/2025	400,000	463,619
		802,540
Building Products–0.04%
Owens Corning, 7.00%, 12/01/2036	62,000	86,758
Cable & Satellite–0.89%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.13%, 07/01/2049 (Acquired 06/25/2019; Cost $49,940)(c)	50,000	61,443
Comcast Corp., 3.60%, 03/01/2024	403,000	443,167
Grupo Televisa S.A.B. (Mexico), 4.63%, 01/30/2026	450,000	513,529

See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Bond Factor Fund

	Principal Amount	Value
Cable & Satellite–(continued)
Time Warner Cable LLC,
7.30%, 07/01/2038	$106,000	$155,853
5.50%, 09/01/2041	86,000	109,764
4.50%, 09/15/2042	420,000	484,615
Time Warner Entertainment Co. L.P., 8.38%, 07/15/2033	35,000	54,597
		1,822,968
Commodity Chemicals–0.02%
Westlake Chemical Corp., 5.00%, 08/15/2046	27,000	33,765
Communications Equipment–0.02%
Juniper Networks, Inc., 5.95%, 03/15/2041	14,000	18,482
Motorola Solutions, Inc., 5.50%, 09/01/2044	14,000	17,647
		36,129
Construction & Engineering–0.08%
Fluor Corp.,
3.50%, 12/15/2024	32,000	31,360
4.25%, 09/15/2028	38,000	37,346
Valmont Industries, Inc., 5.25%, 10/01/2054	73,000	84,701
		153,407
Construction Machinery & Heavy Trucks–0.60%
Caterpillar Financial Services Corp., 1.93%, 10/01/2021	694,000	703,659
Cummins, Inc., 3.65%, 10/01/2023	479,000	519,310
		1,222,969
Construction Materials–0.01%
Eagle Materials, Inc., 4.50%, 08/01/2026	20,000	20,762
Consumer Finance–1.29%
Ally Financial, Inc.,
4.63%, 05/19/2022	480,000	507,968
8.00%, 11/01/2031	218,000	312,898
American Express Co.,
3.40%, 02/22/2024	350,000	380,938
3.00%, 10/30/2024	450,000	489,558
Capital One Financial Corp., 3.75%, 04/24/2024	453,000	494,915
GE Capital Funding LLC, 4.05%, 05/15/2027(b)	400,000	450,783
		2,637,060
Distillers & Vintners–0.49%
Diageo Capital PLC (United Kingdom),
2.13%, 10/24/2024	574,000	606,727
3.88%, 05/18/2028	330,000	384,496
		991,223
Diversified Banks–6.89%
Banco Santander S.A. (Spain),
5.18%, 11/19/2025	600,000	696,431
4.25%, 04/11/2027	400,000	459,578
Bancolombia S.A. (Colombia), 3.00%, 01/29/2025	213,000	219,910
	Principal Amount	Value
Diversified Banks–(continued)
Bank of America Corp.,
7.75%, 05/14/2038	$271,000	$463,479
Series DD, 6.30%(d)(e)	257,000	295,409
Bank of Montreal (Canada), 3.80%, 12/15/2032(d)	300,000	339,684
Bank of Nova Scotia (The) (Canada), 2.70%, 03/07/2022	278,000	286,779
Barclays Bank PLC (United Kingdom), 3.75%, 05/15/2024	240,000	265,053
Barclays PLC (United Kingdom),
5.20%, 05/12/2026	284,000	329,467
7.88%(b)(d)(e)	75,000	79,121
8.00%(d)(e)	94,000	104,859
BPCE S.A. (France), 4.50%, 03/15/2025(b)	195,000	219,993
Capital One Bank USA N.A., 3.38%, 02/15/2023	250,000	264,938
Citigroup, Inc.,
4.04%, 06/01/2024(d)	300,000	325,842
3.67%, 07/24/2028(d)	100,000	113,430
Cooperatieve Rabobank U.A. (Netherlands), 3.95%, 11/09/2022	900,000	957,915
Deutsche Bank AG (Germany), 3.95%, 02/27/2023	343,000	364,350
HSBC Bank USA N.A., 5.88%, 11/01/2034	700,000	981,172
HSBC Holdings PLC (United Kingdom),
4.25%, 03/14/2024	454,000	498,052
3.95%, 05/18/2024(d)	500,000	538,730
4.29%, 09/12/2026(d)	325,000	368,302
4.58%, 06/19/2029(d)	165,000	194,709
JPMorgan Chase & Co.,
3.80%, 07/23/2024(d)	258,000	279,603
3.88%, 09/10/2024	502,000	559,610
7.75%, 07/15/2025	250,000	324,025
Lloyds Banking Group PLC (United Kingdom),
4.50%, 11/04/2024	350,000	389,637
4.45%, 05/08/2025	755,000	863,958
3.87%, 07/09/2025(d)	201,000	220,495
3.75%, 01/11/2027	375,000	423,026
National Australia Bank Ltd. (Australia), 3.93%, 08/02/2034(b)(d)	230,000	257,946
Natwest Group PLC (United Kingdom),
6.13%, 12/15/2022	325,000	357,256
6.00%, 12/19/2023	300,000	340,947
Santander UK PLC (United Kingdom), 2.88%, 06/18/2024	558,000	599,680
Sumitomo Mitsui Financial Group, Inc. (Japan), 2.35%, 01/15/2025	200,000	211,614
Svenska Handelsbanken AB (Sweden), 3.90%, 11/20/2023	474,000	522,956
U.S. Bancorp, Series W, 3.10%, 04/27/2026	160,000	178,487
Westpac Banking Corp. (Australia), 3.30%, 02/26/2024	147,000	159,681
		14,056,124
Diversified Capital Markets–0.17%
Credit Suisse Group AG (Switzerland), 3.87%, 01/12/2029(b)(d)	189,000	214,241
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Bond Factor Fund

	Principal Amount	Value
Diversified Capital Markets–(continued)
UBS Group AG (Switzerland), 7.00%(b)(d)(e)	$125,000	$137,118
		351,359
Diversified Chemicals–0.03%
Dow Chemical Co. (The), 9.40%, 05/15/2039	32,000	56,665
Diversified REITs–0.02%
CyrusOne L.P./CyrusOne Finance Corp., 3.45%, 11/15/2029	33,000	35,637
Diversified Support Services–0.06%
Cintas Corp. No. 2, 2.90%, 04/01/2022	114,000	117,743
Drug Retail–0.14%
Walgreens Boots Alliance, Inc., 4.80%, 11/18/2044	245,000	282,206
Education Services–0.02%
California Institute of Technology, 4.70%, 11/01/2111	27,000	36,189
Electric Utilities–2.99%
AEP Texas, Inc., 3.95%, 06/01/2028(b)	806,000	941,307
Duke Energy Corp., 3.75%, 04/15/2024	290,000	318,266
Edison International, 5.75%, 06/15/2027	150,000	175,713
EDP Finance B.V. (Portugal), 3.63%, 07/15/2024(b)	349,000	380,334
Eversource Energy, Series L, 2.90%, 10/01/2024	230,000	248,531
ITC Holdings Corp., 5.30%, 07/01/2043	323,000	430,534
National Grid USA, 5.80%, 04/01/2035	146,000	192,471
NextEra Energy Capital Holdings, Inc., 5.65%, 05/01/2079(d)	235,000	275,999
Oglethorpe Power Corp., 5.95%, 11/01/2039	374,000	492,634
Southern California Edison Co.,
6.65%, 04/01/2029	500,000	627,955
6.00%, 01/15/2034	168,000	232,324
Southern Power Co., 5.15%, 09/15/2041	435,000	521,312
Union Electric Co., 8.45%, 03/15/2039	400,000	686,726
Virginia Electric & Power Co., 8.88%, 11/15/2038	316,000	584,016
		6,108,122
Electronic Components–0.09%
Amphenol Corp., 3.20%, 04/01/2024	111,000	119,822
Corning, Inc., 5.35%, 11/15/2048	50,000	71,167
		190,989
Fertilizers & Agricultural Chemicals–0.03%
Mosaic Co. (The),
5.45%, 11/15/2033	19,000	23,521
5.63%, 11/15/2043	24,000	30,297
		53,818
	Principal Amount	Value
Health Care Equipment–0.19%
Baxter International, Inc., 3.95%, 04/01/2030(b)	$318,000	$381,063
Health Care Facilities–0.68%
HCA, Inc.,
5.25%, 04/15/2025	197,000	229,956
5.25%, 06/15/2049	300,000	396,327
SSM Health Care Corp., 3.69%, 06/01/2023	715,000	765,276
		1,391,559
Health Care REITs–0.33%
Sabra Health Care L.P., 5.13%, 08/15/2026	28,000	30,924
Welltower, Inc., 3.63%, 03/15/2024	590,000	642,143
		673,067
Health Care Services–1.25%
CHRISTUS Health, Series C, 4.34%, 07/01/2028	430,000	495,342
Cigna Corp., 4.50%, 02/25/2026	200,000	234,582
CommonSpirit Health,
2.95%, 11/01/2022	378,000	392,241
3.35%, 10/01/2029	375,000	407,404
CVS Health Corp.,
2.88%, 06/01/2026	179,000	196,024
5.05%, 03/25/2048	302,000	408,690
Laboratory Corp. of America Holdings, 3.20%, 02/01/2022	222,000	229,279
Toledo Hospital (The), 6.02%, 11/15/2048	154,000	184,387
		2,547,949
Home Improvement Retail–0.11%
Lowe’s Cos., Inc., 3.13%, 09/15/2024	200,000	217,179
Hotel & Resort REITs–0.11%
Host Hotels & Resorts L.P., Series H, 3.38%, 12/15/2029	125,000	125,930
Service Properties Trust,
4.35%, 10/01/2024	61,000	58,484
4.95%, 10/01/2029	50,000	46,969
		231,383
Hotels, Resorts & Cruise Lines–0.02%
Marriott International, Inc., Series EE, 5.75%, 05/01/2025	39,000	45,253
Household Appliances–0.44%
Whirlpool Corp., 4.70%, 06/01/2022	850,000	902,694
Household Products–0.30%
Kimberly-Clark Corp., 2.40%, 03/01/2022	589,000	604,724
Hypermarkets & Super Centers–0.17%
Walmart, Inc., 3.70%, 06/26/2028	300,000	354,175
Independent Power Producers & Energy Traders–0.12%
Enel Generacion Chile S.A. (Chile), 4.25%, 04/15/2024	226,000	244,871
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Bond Factor Fund

	Principal Amount	Value
Industrial Conglomerates–0.90%
Carlisle Cos., Inc., 3.75%, 11/15/2022	$131,000	$137,994
General Electric Co.,
3.45%, 05/01/2027	125,000	137,763
6.75%, 03/15/2032	460,000	627,960
5.88%, 01/14/2038	725,000	939,163
		1,842,880
Industrial Machinery–1.03%
nVent Finance S.a.r.l. (United Kingdom), 4.55%, 04/15/2028	400,000	433,153
Parker-Hannifin Corp., 3.25%, 03/01/2027	675,000	751,846
Stanley Black & Decker, Inc.,
4.25%, 11/15/2028	570,000	692,001
4.00%, 03/15/2060(d)	213,000	225,777
		2,102,777
Insurance Brokers–0.31%
Aon Corp., 8.21%, 01/01/2027	100,000	135,338
Marsh & McLennan Cos., Inc., 3.88%, 03/15/2024	456,000	503,890
		639,228
Integrated Oil & Gas–1.04%
BP Capital Markets PLC (United Kingdom), 3.81%, 02/10/2024	321,000	352,487
Chevron Corp., 2.90%, 03/03/2024	324,000	347,948
Exxon Mobil Corp., 2.99%, 03/19/2025	450,000	492,103
Occidental Petroleum Corp., 2.90%, 08/15/2024	519,000	484,746
Shell International Finance B.V. (Netherlands), 3.25%, 05/11/2025	90,000	99,738
Suncor Energy, Inc. (Canada), 3.60%, 12/01/2024	226,000	249,054
Total Capital International S.A. (France), 2.70%, 01/25/2023	82,000	86,224
		2,112,300
Integrated Telecommunication Services–0.75%
TCI Communications, Inc., 7.13%, 02/15/2028	1,100,000	1,531,777
Interactive Media & Services–1.08%
Alphabet, Inc., 3.38%, 02/25/2024	274,000	300,174
Baidu, Inc. (China),
3.50%, 11/28/2022	865,000	909,032
4.38%, 05/14/2024	400,000	440,107
4.38%, 03/29/2028	300,000	347,146
Weibo Corp. (China), 3.50%, 07/05/2024	200,000	208,723
		2,205,182
Internet & Direct Marketing Retail–0.82%
Alibaba Group Holding Ltd. (China),
3.40%, 12/06/2027	330,000	370,901
4.50%, 11/28/2034	570,000	711,123
Booking Holdings, Inc., 3.55%, 03/15/2028	399,000	452,774
	Principal Amount	Value
Internet & Direct Marketing Retail–(continued)
Expedia Group, Inc., 4.63%, 08/01/2027(b)	$122,000	$134,456
		1,669,254
Investment Banking & Brokerage–1.90%
Goldman Sachs Group, Inc. (The),
4.00%, 03/03/2024	1,077,000	1,190,515
3.50%, 11/16/2026	301,000	336,848
Jefferies Group LLC, 6.25%, 01/15/2036	12,000	15,914
Jefferies Group LLC/Jefferies Group Capital Finance, Inc., 4.85%, 01/15/2027	134,000	156,438
Morgan Stanley,
3.74%, 04/24/2024(d)	726,000	780,790
3.88%, 01/27/2026	415,000	474,802
Series F, 3.88%, 04/29/2024	538,000	594,897
TD Ameritrade Holding Corp., 2.95%, 04/01/2022	308,000	317,606
		3,867,810
IT Consulting & Other Services–0.33%
International Business Machines Corp., 7.13%, 12/01/2096	383,000	667,491
Leisure Products–0.27%
Hasbro, Inc.,
6.35%, 03/15/2040	300,000	383,386
5.10%, 05/15/2044	147,000	165,955
		549,341
Life & Health Insurance–1.42%
Brighthouse Financial, Inc.,
3.70%, 06/22/2027	257,000	279,717
4.70%, 06/22/2047	236,000	244,362
MetLife, Inc.,
3.60%, 04/10/2024	692,000	761,593
Series D, 5.88%(d)(e)	100,000	113,231
Prudential Financial, Inc.,
5.63%, 06/15/2043(d)	342,000	368,617
5.20%, 03/15/2044(d)	225,000	240,519
5.38%, 05/15/2045(d)	135,000	147,731
3.70%, 03/13/2051	224,000	270,455
Reliance Standard Life Global Funding II, 2.75%, 01/21/2027(b)	441,000	462,757
Unum Group, 5.75%, 08/15/2042	13,000	15,867
		2,904,849
Motorcycle Manufacturers–0.25%
Harley-Davidson, Inc.,
3.50%, 07/28/2025	187,000	203,113
4.63%, 07/28/2045	279,000	304,301
		507,414
Multi-line Insurance–0.11%
American International Group, Inc.,
Series A-9, 5.75%, 04/01/2048(d)	20,000	22,600
8.18%, 05/15/2058(d)	11,000	16,060
Hartford Financial Services Group, Inc. (The), 2.35% (3 mo. USD LIBOR + 2.13%), 02/12/2047(b)(f)	108,000	96,311
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Bond Factor Fund

	Principal Amount	Value
Multi-line Insurance–(continued)
XLIT Ltd. (Bermuda), 4.45%, 03/31/2025	$75,000	$85,473
		220,444
Multi-Utilities–0.61%
Black Hills Corp.,
4.25%, 11/30/2023	216,000	236,438
3.95%, 01/15/2026	277,000	311,472
PSEG Power LLC, 8.63%, 04/15/2031	358,000	528,040
Sempra Energy, 4.05%, 12/01/2023	159,000	174,071
		1,250,021
Office REITs–0.01%
Office Properties Income Trust, 4.00%, 07/15/2022	16,000	16,228
Oil & Gas Equipment & Services–0.48%
Baker Hughes Holdings LLC, 5.13%, 09/15/2040	152,000	199,422
Baker Hughes, a GE Co. LLC/Baker Hughes Co-Obligor, Inc.,
2.77%, 12/15/2022	162,000	169,364
4.08%, 12/15/2047	181,000	208,428
Halliburton Co.,
7.45%, 09/15/2039	113,000	158,250
5.00%, 11/15/2045	220,000	248,183
		983,647
Oil & Gas Exploration & Production–0.87%
Apache Corp., 5.10%, 09/01/2040	322,000	331,056
Continental Resources, Inc., 5.00%, 09/15/2022	194,000	194,679
Hess Corp., 5.60%, 02/15/2041	140,000	165,001
Marathon Oil Corp.,
3.85%, 06/01/2025	470,000	495,009
6.60%, 10/01/2037	250,000	295,933
Newfield Exploration Co., 5.63%, 07/01/2024	275,000	292,229
		1,773,907
Oil & Gas Storage & Transportation–1.27%
Boardwalk Pipelines L.P., 4.45%, 07/15/2027	56,000	61,438
Cheniere Corpus Christi Holdings LLC, 7.00%, 06/30/2024	370,000	426,951
Columbia Pipeline Group, Inc., 5.80%, 06/01/2045	143,000	193,247
Enable Midstream Partners L.P.,
3.90%, 05/15/2024	250,000	251,450
4.95%, 05/15/2028	51,000	50,297
Energy Transfer Operating L.P., 5.30%, 04/15/2047	389,000	411,311
Enterprise Products Operating LLC, 3.75%, 02/15/2025	165,000	184,015
Kinder Morgan Energy Partners L.P., 6.95%, 01/15/2038	131,000	176,290
MPLX L.P., 1.34% (3 mo. USD LIBOR + 1.10%), 09/09/2022(f)	225,000	225,036
Spectra Energy Partners L.P., 3.50%, 03/15/2025	175,000	191,137
Sunoco Logistics Partners Operations L.P., 5.40%, 10/01/2047	167,000	178,100
	Principal Amount	Value
Oil & Gas Storage & Transportation–(continued)
Western Midstream Operating L.P., 4.65%, 07/01/2026	$56,000	$57,421
Williams Cos., Inc. (The), 6.30%, 04/15/2040	136,000	177,612
		2,584,305
Other Diversified Financial Services–0.51%
Blackstone Holdings Finance Co. LLC, 3.15%, 10/02/2027(b)	125,000	139,554
Brookfield Finance, Inc. (Canada),
4.00%, 04/01/2024	240,000	263,596
4.70%, 09/20/2047	101,000	129,213
Equitable Holdings, Inc., 5.00%, 04/20/2048	44,000	58,362
ORIX Corp. (Japan),
4.05%, 01/16/2024	322,000	353,570
3.70%, 07/18/2027	72,000	82,251
Voya Financial, Inc., 5.65%, 05/15/2053(d)	20,000	21,291
		1,047,837
Paper Packaging–0.18%
International Paper Co., 4.80%, 06/15/2044	280,000	372,182
Paper Products–0.13%
Fibria Overseas Finance Ltd. (Brazil), 5.50%, 01/17/2027	27,000	30,904
Suzano Austria GmbH (Brazil), 6.00%, 01/15/2029	200,000	239,475
		270,379
Pharmaceuticals–0.60%
Bristol-Myers Squibb Co., 3.40%, 07/26/2029	100,000	116,796
Perrigo Finance Unlimited Co.,
3.90%, 12/15/2024	800,000	872,235
4.90%, 12/15/2044	200,000	225,628
		1,214,659
Property & Casualty Insurance–0.35%
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/2025	76,000	82,340
Assured Guaranty US Holdings, Inc., 5.00%, 07/01/2024	266,000	302,438
CNA Financial Corp., 3.95%, 05/15/2024	297,000	327,922
		712,700
Railroads–0.32%
Canadian Pacific Railway Co. (Canada), 2.90%, 02/01/2025	225,000	244,511
CSX Corp., 3.70%, 11/01/2023	366,000	399,796
		644,307
Regional Banks–0.58%
Fifth Third Bancorp, 2.38%, 01/28/2025	235,000	248,963
Huntington Bancshares, Inc., 2.63%, 08/06/2024	230,000	246,317
KeyBank N.A., 3.40%, 05/20/2026	230,000	256,742
PNC Financial Services Group, Inc. (The), 3.90%, 04/29/2024	270,000	297,896
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Bond Factor Fund

	Principal Amount	Value
Regional Banks–(continued)
Truist Bank,
4.05%, 11/03/2025	$10,000	$11,522
3.30%, 05/15/2026	115,000	128,795
		1,190,235
Reinsurance–0.04%
RenaissanceRe Finance, Inc. (Bermuda), 3.70%, 04/01/2025	34,000	37,177
Sompo International Holdings Ltd. (Bermuda), 4.70%, 10/15/2022	34,000	35,925
		73,102
Residential REITs–0.32%
American Campus Communities Operating Partnership L.P., 3.88%, 01/30/2031	100,000	111,295
AvalonBay Communities, Inc., 4.20%, 12/15/2023	325,000	357,401
Spirit Realty L.P., 3.20%, 02/15/2031	175,000	183,208
		651,904
Restaurants–0.25%
Starbucks Corp., 3.85%, 10/01/2023	467,000	507,331
Retail REITs–0.37%
Federal Realty Investment Trust, 4.50%, 12/01/2044	61,000	71,732
Kite Realty Group L.P., 4.00%, 10/01/2026	326,000	323,497
Simon Property Group L.P., 6.75%, 02/01/2040	244,000	352,337
		747,566
Semiconductors–1.01%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/2027	173,000	194,536
Broadcom, Inc., 4.11%, 09/15/2028	265,000	303,871
Intel Corp., 2.88%, 05/11/2024	275,000	296,491
Microchip Technology, Inc., 4.33%, 06/01/2023	200,000	216,654
QUALCOMM, Inc., 2.90%, 05/20/2024	681,000	733,693
Xilinx, Inc., 2.95%, 06/01/2024	300,000	323,521
		2,068,766
Soft Drinks–0.28%
Coca-Cola FEMSA S.A.B. de C.V. (Mexico), 2.75%, 01/22/2030	526,000	569,587
Specialized Finance–0.28%
National Rural Utilities Cooperative Finance Corp.,
3.40%, 11/15/2023	305,000	329,039
8.00%, 03/01/2032	148,000	237,622
5.25%, 04/20/2046(d)	12,000	13,311
		579,972
Specialty Chemicals–0.14%
Huntsman International LLC, 5.13%, 11/15/2022	17,000	18,190
PPG Industries, Inc., 2.40%, 08/15/2024	261,000	276,718
		294,908
	Principal Amount	Value
Steel–0.15%
ArcelorMittal S.A. (Luxembourg),
4.25%, 07/16/2029	$240,000	$263,968
7.25%, 10/15/2039	27,000	35,850
		299,818
Systems Software–1.14%
Microsoft Corp.,
2.88%, 02/06/2024	565,000	606,674
2.70%, 02/12/2025	647,000	703,396
3.13%, 11/03/2025	425,000	475,189
Oracle Corp., 2.50%, 04/01/2025	500,000	536,705
		2,321,964
Technology Hardware, Storage & Peripherals–1.11%
Apple, Inc.,
3.00%, 02/09/2024	728,000	783,829
4.45%, 05/06/2044	476,000	664,583
Dell International LLC/EMC Corp.,
6.02%, 06/15/2026(b)	400,000	485,910
8.10%, 07/15/2036(b)	52,000	74,956
8.35%, 07/15/2046(b)	140,000	203,495
Seagate HDD Cayman, 4.88%, 06/01/2027	50,000	57,122
		2,269,895
Tobacco–1.17%
Altria Group, Inc.,
4.50%, 05/02/2043	557,000	642,691
3.88%, 09/16/2046	225,000	242,583
BAT Capital Corp. (United Kingdom),
3.22%, 08/15/2024	200,000	216,499
3.56%, 08/15/2027	407,000	452,735
4.54%, 08/15/2047	87,000	98,128
4.76%, 09/06/2049	35,000	40,401
Reynolds American, Inc. (United Kingdom), 5.85%, 08/15/2045	545,000	698,328
		2,391,365
Trading Companies & Distributors–0.33%
Air Lease Corp., 3.00%, 02/01/2030	560,000	561,962
Aircastle Ltd., 5.00%, 04/01/2023	100,000	104,261
		666,223
Trucking–0.36%
Avolon Holdings Funding Ltd. (Ireland), 3.25%, 02/15/2027(b)	265,000	257,445
Ryder System, Inc., 3.65%, 03/18/2024	438,000	479,684
		737,129
Water Utilities–0.16%
American Water Capital Corp.,
3.85%, 03/01/2024	174,000	189,982
6.59%, 10/15/2037	84,000	132,344
		322,326
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Bond Factor Fund

	Principal Amount	Value
Wireless Telecommunication Services–0.60%
America Movil S.A.B. de C.V. (Mexico),
3.13%, 07/16/2022	$603,000	$628,374
6.38%, 03/01/2035	400,000	598,250
		1,226,624
Total U.S. Dollar Denominated Bonds & Notes (Cost $96,157,368)		100,492,759
U.S. Treasury Securities–31.66%
U.S. Treasury Bills–0.28%
0.11%, 02/04/2021(g)(h)	565,000	564,929
U.S. Treasury Bonds–1.80%
2.38%, 11/15/2049	1,037,600	1,236,163
2.00%, 02/15/2050	2,200,000	2,424,898
		3,661,061
U.S. Treasury Notes–29.58%
1.38%, 01/31/2022	4,402,000	4,466,654
1.13%, 02/28/2022	17,700,000	17,925,398
0.13%, 07/31/2022	2,535,000	2,534,406
1.38%, 02/15/2023	563,000	578,153
1.38%, 01/31/2025	8,521,000	8,902,448
1.13%, 02/28/2025	3,577,000	3,701,636
1.50%, 08/15/2026	7,500,000	7,940,332
1.50%, 01/31/2027	11,525,500	12,214,329
0.50%, 06/30/2027	2,100,000	2,090,320
		60,353,676
Total U.S. Treasury Securities (Cost $63,184,010)		64,579,666
U.S. Government Sponsored Agency Mortgage-Backed Securities–26.31%
Collateralized Mortgage Obligations–0.39%
Fannie Mae ACES, 0.37%, 12/25/2022(i)	18,523,492	61,596
Fannie Mae REMICs,
IO, 3.50%, 08/25/2035(j)	377,555	45,411
5.50%, 07/25/2046(j)	99,241	18,080
4.00%, 08/25/2047(j)	131,316	7,884
5.00% (5.90% - 1 mo. USD LIBOR), 09/25/2047(f)(j)	1,134,437	153,260
Freddie Mac Multifamily Structured Pass-Through Ctfs.,
Series KC03, Class X1, 0.63%, 11/25/2024(i)	4,162,586	70,032
Series K734, Class X1, 0.79%, 02/25/2026(i)	3,065,172	89,159
Series K735, Class X1, 1.10%, 05/25/2026(i)	3,071,522	143,008
Series K093, Class X1, 1.09%, 05/25/2029(i)	2,553,490	177,554
Freddie Mac REMICs, IO, 5.96% (6.10% - 1 mo. USD LIBOR), 01/15/2044(f)(j)	280,036	27,220
Freddie Mac STRIPS, IO, 3.00%, 12/15/2027(j)	125,986	8,028
		801,232
	Principal Amount		Value
Federal Home Loan Mortgage Corp. (FHLMC)–4.78%
4.50%, 09/01/2049 to 01/01/2050		$797,235	$865,062
3.00%, 01/01/2050 to 05/01/2050		3,803,173	4,117,109
2.50%, 07/01/2050 to 08/01/2050		3,712,256	3,953,115
2.00%, 09/01/2050		787,061	817,961
			9,753,247
Federal National Mortgage Association (FNMA)–2.44%
2.50%, 09/01/2035 to 08/01/2050		2,075,158	2,193,932
4.50%, 06/01/2049		356,673	386,693
3.00%, 10/01/2049 to 03/01/2050		2,270,080	2,403,575
			4,984,200
Government National Mortgage Association (GNMA)–4.25%
IO, 6.06% (6.20% - 1 mo. USD LIBOR), 10/16/2047(f)(j)		576,668	104,425
TBA, 3.00%, 12/01/2050(k)		8,200,000	8,559,551
			8,663,976
Uniform Mortgage-Backed Securities–14.45%
TBA,
2.00%, 01/01/2036 to 01/01/2051(k)		12,782,000	13,272,008
2.50%, 01/01/2051(k)		15,489,000	16,200,294
			29,472,302
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $53,495,402)			53,674,957
Non-U.S. Dollar Denominated Bonds & Notes–7.62%(l)
Sovereign Debt–7.62%
Australia Government Bond (Australia), Series 142, 4.25%, 04/21/2026(b)	AUD	1,212,000	1,075,866
Australia Government Bond (Australia), Series 155, 2.50%, 05/21/2030(b)	AUD	982,000	829,901
Canadian Government Bond (Canada), 0.50%, 09/01/2025	CAD	1,381,000	1,068,496
Canadian Government Bond (Canada), 1.25%, 06/01/2030	CAD	1,027,000	831,809
New Zealand Government Bond (New Zealand), Series 425, 2.75%, 04/15/2025(b)	NZD	1,424,000	1,105,149
New Zealand Government Bond (New Zealand), 1.50%, 05/15/2031	NZD	1,101,000	822,081
Norway Government Bond (Norway), Series 477, 1.75%, 03/13/2025(b)	NOK	7,705,000	913,732
Norway Government Bond (Norway), Series 482, 1.38%, 08/19/2030(b)	NOK	8,050,000	951,066
Sweden Government Bond (Sweden), Series 1058, 2.50%, 05/12/2025	SEK	27,755,000	3,649,988
Sweden Government Bond (Sweden), Series 1061, 0.75%, 11/12/2029(b)	SEK	8,855,000	1,111,797
Swiss Confederation Government Bond (Switzerland), 1.25%, 06/11/2024(b)	CHF	908,000	1,072,018
Swiss Confederation Government Bond (Switzerland), 0.50%, 05/27/2030(b)	CHF	760,000	921,775
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Bond Factor Fund

	Principal Amount		Value
Sovereign Debt–(continued)
United Kingdom Gilt (United Kingdom), 4.75%, 12/07/2030(b)	GBP	624,000	$1,196,568
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $14,553,881)			15,550,246

Asset-Backed Securities–0.70%
Banc of America Mortgage Trust, Series 2007-1, Class 1A24, 6.00%, 03/25/2037		$22,800	22,894
Bank, Series 2019-BNK16, Class XA, 1.12%, 02/15/2052(i)		2,377,218	147,944
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class XA, 1.25%, 10/12/2050(i)		6,368,492	341,338
DT Auto Owner Trust, Series 2017-1A, Class E, 5.79%, 02/15/2024(b)		750,000	758,085
Navistar Financial Dealer Note Master Owner Trust II,
Series 2019-1, Class C, 1.10% (1 mo. USD LIBOR + 0.95%), 05/25/2024(b)(f)		70,000	69,958
Series 2019-1, Class D, 1.60% (1 mo. USD LIBOR + 1.45%), 05/25/2024(b)(f)		65,000	65,048
WaMu Mortgage Pass-Through Ctfs. Trust, Series 2005-AR14, Class 1A4, 2.92%, 12/25/2035(i)		31,097	31,017
Total Asset-Backed Securities (Cost $1,470,553)			1,436,284
	Principal Amount	Value

Agency Credit Risk Transfer Notes–0.52%
Fannie Mae Connecticut Avenue Securities
Series 2014-C02, Class 1M2, 2.75% (1 mo. USD LIBOR + 2.60%), 05/25/2024(f)	$263,816	$249,249
Series 2014-C03, Class 1M2, 3.15% (1 mo. USD LIBOR + 3.00%), 07/25/2024(f)	561,380	538,935
Freddie Mac, Series 2013-DN2, Class M2, STACR®, 4.40% (1 mo. USD LIBOR + 4.25%), 11/25/2023(f)	281,744	268,944
Total Agency Credit Risk Transfer Notes (Cost $1,143,183)		1,057,128
	Shares
Money Market Funds–0.72%
Invesco Government & Agency Portfolio, Institutional Class, 0.01%(m)(n)	512,319	512,319
Invesco Liquid Assets Portfolio, Institutional Class, 0.07%(m)(n)	365,719	365,865
Invesco Treasury Portfolio, Institutional Class, 0.01%(m)(n)	585,508	585,508
Total Money Market Funds (Cost $1,463,692)		1,463,692
TOTAL INVESTMENTS IN SECURITIES–116.79% (Cost $231,468,089)		238,254,732
OTHER ASSETS LESS LIABILITIES—(16.79)%		(34,249,318)
NET ASSETS–100.00%		$204,005,414
Investment Abbreviations:
ACES	– Automatically Convertible Extendable Security
AUD	– Australian Dollar
CAD	– Canadian Dollar
CHF	– Swiss Franc
Ctfs.	– Certificates
GBP	– British Pound Sterling
IO	– Interest Only
LIBOR	– London Interbank Offered Rate
NOK	– Norwegian Krone
NZD	– New Zealand Dollar
REIT	– Real Estate Investment Trust
REMICs	– Real Estate Mortgage Investment Conduits
SEK	– Swedish Krona
STACR®	– Structured Agency Credit Risk
STRIPS	– Separately Traded Registered Interest and Principal Security
TBA	– To Be Announced
USD	– U.S. Dollar
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Bond Factor Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2020 was $15,625,000, which represented 7.66% of the Fund’s Net Assets.
(c)	Restricted security. The value of this security at period end represented less than 1% of the Fund’s Net Assets.
(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	Perpetual bond with no specified maturity date.
(f)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2020.
(g)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(h)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(i)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on November 30, 2020.
(j)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(k)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions.
(l)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(m)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended November 30, 2020.

	Value February 29, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value November 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$10,463,919	$(9,951,600)	$-	$-	$512,319	$67
Invesco Liquid Assets Portfolio, Institutional Class	36,463,571	102,135,302	(138,242,745)	15,552	(5,815)	365,865	191
Invesco Treasury Portfolio, Institutional Class	-	11,958,765	(11,373,257)	-	-	585,508	68
Total	$36,463,571	$124,557,986	$(159,567,602)	$15,552	$(5,815)	$1,463,692	$326

(n)	The rate shown is the 7-day SEC standardized yield as of November 30, 2020.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 10 Year Ultra Notes	12	March-2021	$1,885,500	$115	$115
U.S. Treasury Long Bonds	16	March-2021	2,798,500	(1,535)	(1,535)
U.S. Treasury Ultra Bonds	57	March-2021	12,313,781	(46,439)	(46,439)
Subtotal—Long Futures Contracts				(47,859)	(47,859)
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 2 Year Notes	9	March-2021	(1,987,664)	(791)	(791)
U.S. Treasury 5 Year Notes	115	March-2021	(14,493,594)	(21,795)	(21,795)
U.S. Treasury 10 Year Notes	107	March-2021	(14,784,390)	(32,828)	(32,828)
Subtotal—Short Futures Contracts				(55,414)	(55,414)
Total Futures Contracts				$(103,273)	$(103,273)

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
02/17/2021	Citibank N.A.	AUD	2,577,749	USD	1,869,824	$(23,658)
02/17/2021	Deutsche Bank AG	NOK	16,545,678	USD	1,805,485	(54,890)
02/17/2021	Deutsche Bank AG	NZD	2,732,410	USD	1,866,263	(49,866)
02/17/2021	Deutsche Bank AG	SEK	40,951,851	USD	4,725,456	(56,136)
02/17/2021	Goldman Sachs Capital Markets L.P.	CAD	2,488,107	USD	1,893,505	(23,124)
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Bond Factor Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
02/17/2021	Goldman Sachs Capital Markets L.P.	GBP	2,936,293	USD	3,869,872	$(47,895)
02/17/2021	Morgan Stanley & Co.	CHF	1,972,822	USD	2,162,803	(13,963)
Total Forward Foreign Currency Contracts						$(269,532)

Abbreviations:
AUD	– Australian Dollar
CAD	– Canadian Dollar
CHF	– Swiss Franc
GBP	– British Pound Sterling
NOK	– Norwegian Krone
NZD	– New Zealand Dollar
SEK	– Swedish Krona
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Bond Factor Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$100,492,759	$—	$100,492,759
U.S. Treasury Securities	—	64,579,666	—	64,579,666
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	53,674,957	—	53,674,957
Non-U.S. Dollar Denominated Bonds & Notes	—	15,550,246	—	15,550,246
Asset-Backed Securities	—	1,436,284	—	1,436,284
Agency Credit Risk Transfer Notes	—	1,057,128	—	1,057,128
Money Market Funds	1,463,692	—	—	1,463,692
Total Investments in Securities	1,463,692	236,791,040	—	238,254,732
Other Investments - Assets*
Futures Contracts	115	—	—	115
Other Investments - Liabilities*
Futures Contracts	(103,388)	—	—	(103,388)
Forward Foreign Currency Contracts	—	(269,532)	—	(269,532)
	(103,388)	(269,532)	—	(372,920)
Total Other Investments	(103,273)	(269,532)	—	(372,805)
Total Investments	$1,360,419	$236,521,508	$—	$237,881,927

*	Forward foreign currency contracts and futures contracts are valued at unrealized appreciation (depreciation).
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Intermediate Bond Factor Fund